Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of profit before tax
The following table provides a reconciliation between reportable segment operating profit and consolidated profit before tax:

	Year Ended 31 December 2021			Year Ended 31 December 2020
	Europe	API	Total	Europe	API	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Revenue(A)	11,584	2,179	13,763	10,606	—	10,606
Comparable operating profit(A)(B)	1,500	272	1,772	1,194	—	1,194
Items impacting comparability(C)			(256)			(381)
Reported operating profit			1,516			813
Total finance costs, net			(129)			(111)
Non-operating items			(5)			(7)
Reported profit before tax			1,382			695
(A)If the acquisition had taken place at the beginning of the year, pro forma revenue and pro forma comparable operating profit for API for the year ended 31 December 2021 would have been €3,235 million and €386 million, respectively.
(B)Comparable operating profit includes comparable depreciation and amortisation of €564 million and €162 million for Europe and API respectively, for the year ended 31 December 2021. Comparable depreciation and amortisation charges for the year ended 31 December 2020 totalled €606 million.
(C)Items affecting the comparability of period-over-period financial performance for 2021 include restructuring charges of €153 million (refer to Note 18), acquisition and integration related costs of €49 million (refer to Note 4), and the inventory fair value step up related to acquisition accounting of €48 million (refer to Note 4). Items affecting the comparability for 2020 include restructuring charges of €368 million (refer to Note 18).

Disclosure of geographical segments
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year ended
	31 December 2021	31 December 2020	31 December 2019
Revenue:	€ million	€ million	€ million
Iberia(A)	2,495	2,173	2,784
Germany	2,335	2,270	2,432
Great Britain	2,613	2,203	2,412
France(B)	1,813	1,709	1,897
Belgium/Luxembourg	926	892	1,002
Netherlands	557	529	602
Norway	391	423	437
Sweden	375	337	366
Iceland	79	70	85
Total Europe	11,584	10,606	12,017
Australia	1,359	—	—
New Zealand and Pacific Islands	377	—	—
Indonesia and Papua New Guinea	443	—	—
Total API	2,179	—	—
Total CCEP	13,763	10,606	12,017
(A)Iberia refers to Spain, Portugal and Andorra.
(B)France refers to continental France and Monaco.
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments and deferred tax assets, by geography:

	31 December 2021	31 December 2020
Assets:	€ million	€ million
Iberia(A)	6,644	6,696
Germany	3,077	3,138
Great Britain	2,680	2,432
France(B)	887	920
Belgium/Luxembourg	600	621
Netherlands	432	441
Sweden	379	396
Norway	247	233
Iceland	34	31
Other unallocated	245	220
Total Europe	15,225	15,128
Australia	5,356	—
New Zealand and Pacific Islands	1,751	—
Indonesia and Papua New Guinea	712	—
Total API	7,819	—
Total CCEP	23,044	15,128
(A)Iberia refers to Spain, Portugal and Andorra.
(B)France refers to continental France and Monaco.